Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Activities:
Profit before tax	¥ 654,246	¥ 1,207,789	¥ 1,261,876
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	96,742	(187,170)	21,963
Foreign exchange gains	(26,461)	(1,494,145)	(684,581)
Provision for loan losses	378,791	222,894	138,176
Depreciation and amortization	336,904	338,521	322,337
Share of post-tax profit of associates and joint ventures	(142,678)	(160,370)	(87,428)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	(179,359)	1,088,493	951,419
Net (increase) decrease of call loans and bills bought	127,428	517,417	(3,673,298)
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	(7,710,498)	(2,693,143)	568,865
Net increase of loans and advances	(4,046,038)	(9,099,523)	(6,895,665)
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	(1,113,745)	198,149	1,018,634
Net increase of deposits	8,051,968	7,921,341	9,574,826
Net increase of call money and bills sold	1,238,251	550,540	1,433,307
Net increase (decrease) of repurchase agreements and cash collateral on securities lent	7,348,162	2,079,860	(2,583,712)
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	(3,033,122)	662,503	(5,286,295)
Income taxes paid—net	(493,128)	(200,183)	(386,659)
Other operating activities—net	1,578,664	83,657	(933,671)
Net cash and cash equivalents provided by (used in) operating activities	3,066,127	1,036,630	(5,239,906)
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(46,798,297)	(33,509,657)	(30,516,914)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	18,033,910	13,848,481	17,653,233
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	24,624,156	19,493,790	18,975,571
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	(14,563)	(9,993)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	1,272	71,451
Investments in associates and joint ventures	(36,164)	(350,938)	(57,464)
Proceeds from sales of investments in associates and joint ventures	6,834	939	23,211
Purchases of property, plant and equipment	(98,498)	(119,710)	(87,989)
Purchases of intangible assets	(256,446)	(242,877)	(199,122)
Proceeds from sales of property, plant and equipment	7,016	1,964	8,740
Other investing activities—net	(4)	(4)	(2)
Net cash and cash equivalents provided by (used in) investing activities	(4,530,784)	(816,554)	5,799,264
Financing Activities:
Redemption of subordinated borrowings	(33,000)	(30,000)	(48,000)
Proceeds from issuance of subordinated bonds	252,506	274,551	99,984
Redemption of subordinated bonds	(439,941)	0
Payments for the principal portion of lease liabilities	(96,737)	(94,574)	(90,601)
Proceeds from issuance of other equity instruments	409,972	698,552	116,940
Redemption of other equity instruments			(85,000)
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(412,120)	(348,010)	(301,600)
Dividends paid to non-controlling interest shareholders	(5,957)	(4,612)	(2,627)
Coupons paid to other equity instruments holders	(31,636)	(13,763)	(11,310)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(251,448)	(211,217)	(138,507)
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	(3,939)	(2,010)	217
Transactions with non-controlling interest shareholders—net		(102,733)	956
Net cash and cash equivalents provided by (used in) financing activities	(612,300)	166,184	(459,548)
Effect of exchange rate changes on cash and cash equivalents	(110,725)	1,707,311	900,472
Net increase (decrease) of cash and cash equivalents	(2,187,682)	2,093,571	1,000,282
Cash and cash equivalents at beginning of period	77,437,806	75,344,235	74,343,953
Cash and cash equivalents at end of period	75,250,124	77,437,806	75,344,235
Net cash and cash equivalents provided by (used in) operating activities includes:
Interest and dividends received	6,995,814	6,073,451	3,639,559
Interest paid	¥ 4,208,150	¥ 3,902,048	¥ 1,793,559